Consolidated Balance Sheet (USD $)	Dec. 31, 2012
ASSETS
Cash	$ 531,000
Accounts receivable	3,000
Prepaid expenses	216,000
Land and improvements	819,000
Building and improvements	2,460,000
Fixed assets	84,000
3,363,000
Accumulated depreciation	(10,000)
Total investments in real estate and fixed assets, net	3,353,000
Deferred offering costs	2,068,000
Total assets	6,171,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued liabilities	81,000
Due to related parties	3,008,000
Notes payable	154,000
Total liabilities	3,243,000
Common stock, $0.001 par value, 98,999,000 shares authorized, 468,370 issued and outstanding	0
Additional paid-in capital	4,069,000
Accumulated deficit	(1,141,000)
Total stockholders’ equity	2,928,000
Total liabilities and stockholders’ equity	6,171,000
Preferred Stock Value [Member]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, none outstanding	0
Non Voting Non Participating Convertible Stock Value [Member]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Non-voting, non-participating convertible stock, $0.001 par value, 1,000 shares authorized and outstanding	$ 0